Significant accounting policies	9 Months Ended
Sep. 30, 2019
Accounting Policies [Abstract]
Significant accounting policies	Significant accounting policies
Redeemable noncontrolling interests and equity
ICON has obtained a majority ownership interest in MeDiNova and included in the purchase agreement are put and call option arrangements with the noncontrolling interest holders that require (put option) or enable (call option) ICON to purchase the remaining minority ownership at a later date. ICON accounts for this minority put arrangement as temporary equity, which is presented separately as redeemable noncontrolling interest on the Condensed Consolidated Balance Sheet. This classification reflects the assessment that the instruments are contingently redeemable in accordance with ASC 480-10-S99, 'Distinguishing Liabilities from Equity.'
Redeemable noncontrolling interests are accreted to their redemption value over the period from the date of issuance to the first date on which the option is exercisable. The change in the option's redemption value is recorded against retained earnings. In a computation of earnings per share, the accretion of redeemable noncontrolling interests to their redemption value is a reduction of net income attributable to the Group. Basic and diluted net income per ordinary share attributable to the Group (GAAP) includes the adjustment to reflect the accretion of the noncontrolling interest to its redemption value. This accretion adjustment has been excluded from net income when calculating adjusted net income per ordinary share attributable to the Group (non-GAAP).
Leases
The Company adopted ASC 842 'Leases', with a date of initial application of January 1, 2019. The lease accounting policy applied in preparation of the results for the three and nine months ended September 30, 2019 therefore reflect application of ASC 842. ICON adopted the standard using the cumulative-effect adjustment approach. Under this transition method, ICON has applied the new standard as at the date of initial application (i.e. January 1, 2019), without restatement of comparative period amounts. The cumulative effect of applying the new standard is recorded as an adjustment to the opening consolidated balance sheet as at the date of initial application (see note 14 - Impact of change in accounting policies for further details). The comparative information has not been adjusted and therefore continues to be reported under ASC 840 'Leases'.
The new standard requires lessees to recognize the rights and obligations resulting from virtually all leases on the balance sheet as right-of-use (ROU) assets with corresponding lease liabilities.

The most significant impact of application of the new standard for ICON relates to the recognition of right-of-use assets and lease liabilities on the Condensed Consolidated Balance Sheet for operating leases for certain property, vehicles and equipment. Prior to application of ASC 842, costs in respect of operating leases were charged to the Condensed Consolidated Statements of Operations on a straight-line basis over the lease term.

Pursuant to certain practical expedients available as part of adopting ASC 842, ICON has not reassessed; whether existing or expired contracts are or contain leases, the classification of existing or expired leases, or whether unamortized initial direct costs meet the new definition of initial direct costs under ASC 842. Additionally, ICON has elected to use hindsight in determining the lease term and in assessing impairment of ROU assets, if any.

ICON determines if an arrangement is a lease at inception. Finance leases, if any, are depreciated on the same basis as property, plant and equipment. At September 30, 2019 and December 31, 2018, the Group did not account for any leases as finance leases.

Operating leases are included in operating right-of-use assets, other liabilities and non-current operating lease liabilities on our Condensed Consolidated Balance Sheet with lease amortization recognized on a straight-line basis over the lease term. ROU assets and lease liabilities are recognized based on the present value of future minimum lease payments over the lease term at commencement date or date of transition. Our lease terms may also include options to extend or terminate. ICON actively reviews options to extend or terminate leases and adjusts the ROU asset and lease liability when it is reasonably certain the option will be exercized. The ROU asset is adjusted for any prepayments made at the date of commencement and any initial direct costs incurred. As most of ICON's leases do not provide an implicit rate, the discount rate used is based on the rate of traded corporate bonds available at the commencement date adjusted for country risk, liquidity and lease term.

Leasehold improvements are amortized over the shorter of the depreciable lives of the corresponding fixed assets or the lease term including any applicable renewals. Certain property leases include variable lease payments resulting from periodic rent increases based on an index which are recognized as incurred on the Condensed Consolidated Statements of Operations.

ICON accounts for lease and non-lease components separately with lease components flowing through the Condensed Consolidated Balance Sheet and non-lease components expensed directly to the Condensed Consolidated Statements of Operations.